Summary of significant accounting policies	6 Months Ended
Jun. 30, 2022
Summary Of Significant Accounting Policies
Summary of significant accounting policies

2.	Summary of significant accounting policies

The accounting policies and methods of computation followed in these unaudited consolidated interim financial statements are the same as those followed in the preparation of the annual financial statements of the Company for the year ended December 31, 2021.

The IFRS standards that became effective on January 1, 2022 resulted in no material effects on these unaudited consolidated interim financial statements.

Regarding the Interest Rate Benchmark Reform (IBOR Reform), in order to prepare for the transition to alternative reference rates, the Company continues to monitor the pronouncements of regulatory authorities, aimed at adapting its financial instruments to the new benchmark. The Company has debts indexed to Libor (London Interbank Offered Rate), corresponding to 33.7% of total finance debt (see note 23.4).